Debentures (Schedule of Debentures) (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Debentures	€ 51,343	€ 57,631
Less current maturities	(8,758)	(4,644)
Total long-term debentures	42,585	52,987
Face value
Disclosure of detailed information about financial instruments [line items]
Debentures	52,056	58,623
Less current maturities	8,975	4,825
Total long-term debentures	43,081	53,798
Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures	51,343	57,631
Less current maturities	8,758	4,644
Total long-term debentures	€ 42,585	€ 52,987